UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6-30-2010
                                               ---------------------------------

Check here if Amendment |_|;       Amendment Number:
This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
          ----------------------------------------------------------------------
Address:  700 Seventeenth Street Suite 2350
          ----------------------------------------------------------------------
          Denver, CO 80202
          ----------------------------------------------------------------------

Form 13F File Number: 28-05337
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
          ----------------------------------------------------------------------
Phone:    303/832.2300
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard P. Kopp, CFA                     Denver, CO               7-21-2010
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          118
                                         -----------

Form 13F Information Table Value Total:  $   154,448
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                          ITEM 2:             ITEM 3:         ITEM 4:        ITEM 5:     ITEM 6:        ITEM 7:     ITEM 8:
                                                     CUSIP           FAIR MARKET                INVESTMENT                 VOTING
NAME OF ISSUER                   TITLE OF CLASS      NUMBER          VALUE          SHARES      DISCRETION     MANAGERS    AUTHORITY
--------------                   --------------    ----------        -----------    ------      ----------     --------    ---------
Vanguard Short-term Bond Index   COMMON STOCK      921937827          8,654,223     106,816        SOLE          SOLE        SOLE
Vanguard Total Bond Index Fund   COMMON STOCK      921937835          7,950,850      97,700        SOLE          SOLE        SOLE
Russell Large Blend              COMMON STOCK                         6,366,605     111,421        SOLE          SOLE        SOLE
Vanguard Intermediate Bond Fund  COMMON STOCK      921937819          5,693,564      68,023        SOLE          SOLE        SOLE
BHP Billiton                     COMMON STOCK      88606108           4,911,840      79,236        SOLE          SOLE        SOLE
Intel Corporation                COMMON STOCK      458140100          4,565,460     234,728        SOLE          SOLE        SOLE
Exxon Mobil Corporation          COMMON STOCK      91927806           4,310,440      75,529        SOLE          SOLE        SOLE
IBM                              COMMON STOCK      459200101          4,143,742      33,558        SOLE          SOLE        SOLE
McDonald's                       COMMON STOCK                         3,955,230      60,046        SOLE          SOLE        SOLE
United Technologies              COMMON STOCK      913017109          3,953,473      60,907        SOLE          SOLE        SOLE
Sabine Royalty Trust             COMMON STOCK      785688102          3,866,894      82,030        SOLE          SOLE        SOLE
Microsoft Corporation            COMMON STOCK      594918104          3,866,738     168,046        SOLE          SOLE        SOLE
Chubb Corporation                COMMON STOCK      171232101          3,538,308      70,752        SOLE          SOLE        SOLE
Emerging Markets                 COMMON STOCK                         3,507,781      93,992        SOLE          SOLE        SOLE
AmeriGas Partners LP             COMMON STOCK      30975106           3,253,708      78,668        SOLE          SOLE        SOLE
Johnson & Johnson                COMMON STOCK      478160104          3,225,385      54,612        SOLE          SOLE        SOLE
Philip Morris International In   COMMON STOCK                         3,222,735      70,304        SOLE          SOLE        SOLE
Abbott Laboratories              COMMON STOCK      2824100            3,144,973      67,229        SOLE          SOLE        SOLE
Buckeye Partners LP              COMMON STOCK                         3,124,692      52,925        SOLE          SOLE        SOLE
Coca-Cola Co.                    COMMON STOCK      191216100          3,099,371      61,839        SOLE          SOLE        SOLE
E. I. Du Pont De Nemours         COMMON STOCK      263534109          2,858,518      82,640        SOLE          SOLE        SOLE
Home Depot                       COMMON STOCK      437076102          2,816,881     100,352        SOLE          SOLE        SOLE
Procter & Gamble                 COMMON STOCK      742718109          2,141,886      35,710        SOLE          SOLE        SOLE
Dow Jones Industrial Average     COMMON STOCK                         2,131,980      21,815        SOLE          SOLE        SOLE
Enerplus Res FD                  COMMON STOCK                         1,911,706      88,628        SOLE          SOLE        SOLE
Chevron Corp                     COMMON STOCK      166741100          1,370,026      20,189        SOLE          SOLE        SOLE
Treasury Inflation Protected B   COMMON STOCK                         1,289,442      12,061        SOLE          SOLE        SOLE
Peabody Energy Corporation       COMMON STOCK                         1,281,194      32,742        SOLE          SOLE        SOLE
Ishares Intermediate Corp        COMMON STOCK      464287242          1,270,826      11,717        SOLE          SOLE        SOLE
EAFE Foreign                     COMMON STOCK                         1,253,026      26,941        SOLE          SOLE        SOLE
Waste Management Inc Del         COMMON STOCK                         1,217,494      38,910        SOLE          SOLE        SOLE
Apache Corp                      COMMON STOCK                         1,189,605      14,130        SOLE          SOLE        SOLE
3M Company                       COMMON STOCK      604059105          1,120,710      14,188        SOLE          SOLE        SOLE
Wal Mart Stores Inc.             COMMON STOCK                         1,087,584      22,625        SOLE          SOLE        SOLE
Xcel Energy Inc                  COMMON STOCK                         1,071,411      51,985        SOLE          SOLE        SOLE
Auto Data Processing             COMMON STOCK      53015103           1,069,587      26,567        SOLE          SOLE        SOLE
Sanofi-Aventis SA                COMMON STOCK                         1,053,994      35,063        SOLE          SOLE        SOLE
Merck & Co.                      COMMON STOCK      58933107           1,015,179      29,030        SOLE          SOLE        SOLE
Vanguard Index Trust Total Sto   COMMON STOCK                           949,654      18,068        SOLE          SOLE        SOLE
Emerson Electric Company         COMMON STOCK      291011104            902,504      20,657        SOLE          SOLE        SOLE
EOG Resources                    COMMON STOCK      293562104            881,395       8,960        SOLE          SOLE        SOLE
Hewlett Packard Company          COMMON STOCK      428236103000         873,693      20,187        SOLE          SOLE        SOLE
Diageo PLC ADR                   COMMON STOCK                           866,126      13,805        SOLE          SOLE        SOLE
Russell 3000                     COMMON STOCK                           848,462      13,891        SOLE          SOLE        SOLE
Plains All Amern Ppln LP         COMMON STOCK                           835,360      14,231        SOLE          SOLE        SOLE
Verizon Communications           COMMON STOCK      92343V104            830,933      29,655        SOLE          SOLE        SOLE
Bristol-Myers Squibb             COMMON STOCK      110122108            811,061      32,520        SOLE          SOLE        SOLE
Cree Inc                         COMMON STOCK                           791,195      13,180        SOLE          SOLE        SOLE
EMC Corp Mass                    COMMON STOCK      268648102            787,010      43,006        SOLE          SOLE        SOLE
Anadarko Petroleum               COMMON STOCK      32511107             782,612      21,685        SOLE          SOLE        SOLE
Bank of Montreal                 COMMON STOCK                           741,411      13,659        SOLE          SOLE        SOLE
Target Corp                      COMMON STOCK      872540109            719,750      14,638        SOLE          SOLE        SOLE
Altria Group                     COMMON STOCK                           715,909      35,724        SOLE          SOLE        SOLE
AT&T Inc.                        COMMON STOCK                           708,017      29,269        SOLE          SOLE        SOLE
Cisco Systems                    COMMON STOCK      17275R102            691,254      32,438        SOLE          SOLE        SOLE
Caterpillar Inc.                 COMMON STOCK      149123101            685,519      11,412        SOLE          SOLE        SOLE
iShares Tr Comex Gold            COMMON STOCK                           682,129      56,050        SOLE          SOLE        SOLE
Ishares Short Credit Bond        COMMON STOCK      464288646            653,531       6,290        SOLE          SOLE        SOLE
General Mills Inc.               COMMON STOCK      370334104            652,609      18,373        SOLE          SOLE        SOLE
NextEra Energy, Inc.             COMMON STOCK                           643,388      13,195        SOLE          SOLE        SOLE
3-7 Year Treasury                COMMON STOCK      464288661            642,042       5,567        SOLE          SOLE        SOLE
Transcanada Corp                 COMMON STOCK      89353D107            635,805      19,019        SOLE          SOLE        SOLE
Public Storage Inc.              COMMON STOCK                           632,512       7,195        SOLE          SOLE        SOLE
Southern Company                 COMMON STOCK      842587107            624,067      18,752        SOLE          SOLE        SOLE
Pepsico Inc.                     COMMON STOCK      997134101            605,904       9,941        SOLE          SOLE        SOLE
Plum Creek Timber Co             COMMON STOCK      729251108            605,898      17,547        SOLE          SOLE        SOLE
U S Bancorp Del                  COMMON STOCK                           602,869      26,974        SOLE          SOLE        SOLE
Royal Bank of Canada             COMMON STOCK                           598,856      12,531        SOLE          SOLE        SOLE
Streettracks Gold TRUST          COMMON STOCK                           535,270       4,399        SOLE          SOLE        SOLE
Questar Corporation              COMMON STOCK                           526,592      11,576        SOLE          SOLE        SOLE
Vanguard Interm-Term Corp Bond   COMMON STOCK      92206C870            514,586       6,580        SOLE          SOLE        SOLE
Stryker Corp                     COMMON STOCK                           513,616      10,260        SOLE          SOLE        SOLE
Expeditors Int'l                 COMMON STOCK                           512,819      14,860        SOLE          SOLE        SOLE
Wells Fargo                      COMMON STOCK      949746101            495,846      19,369        SOLE          SOLE        SOLE
Sysco Corp.                      COMMON STOCK      871829107            490,347      17,163        SOLE          SOLE        SOLE
Royal Dutch Shell A Adrf         COMMON STOCK                           488,791       9,733        SOLE          SOLE        SOLE
Kraft Foods Inc                  COMMON STOCK                           479,332      17,119        SOLE          SOLE        SOLE
Canadian Natl Ry Co              COMMON STOCK                           467,819       8,153        SOLE          SOLE        SOLE
Xilinx Inc                       COMMON STOCK                           467,209      18,496        SOLE          SOLE        SOLE
Heinz H J Co                     COMMON STOCK      423074103            467,208      10,810        SOLE          SOLE        SOLE
Vodafone Group New ADR           COMMON STOCK                           464,620      22,478        SOLE          SOLE        SOLE
BP PLC                           COMMON STOCK      55622104             462,542      16,016        SOLE          SOLE        SOLE
Zimmer Holdings Inc              COMMON STOCK      98956P102            458,236       8,478        SOLE          SOLE        SOLE
Vanguard Div Apprciation         COMMON STOCK      921908844            452,748      10,283        SOLE          SOLE        SOLE
WP Carey & Co LLC                COMMON STOCK                           425,628      15,399        SOLE          SOLE        SOLE
Nike Inc. Cl B                   COMMON STOCK      654106103            424,214       6,280        SOLE          SOLE        SOLE
Polaris Industries               COMMON STOCK      731068102            420,847       7,705        SOLE          SOLE        SOLE
Medtronic Inc.                   COMMON STOCK      585055106            411,338      11,341        SOLE          SOLE        SOLE
Clorox Co.                       COMMON STOCK                           410,256       6,600        SOLE          SOLE        SOLE
Russell Large Value              COMMON STOCK                           409,773       7,559        SOLE          SOLE        SOLE
Duke Energy                      COMMON STOCK      264399106            398,288      24,893        SOLE          SOLE        SOLE
Russell Large Growth             COMMON STOCK      464287614            386,805       8,440        SOLE          SOLE        SOLE
EnCana Corp                      COMMON STOCK                           376,610      12,413        SOLE          SOLE        SOLE
General Electric                 COMMON STOCK      369604103            370,032      25,661        SOLE          SOLE        SOLE
Apple Computer Inc               COMMON STOCK                           367,988       1,463        SOLE          SOLE        SOLE
Barrick Gold                     COMMON STOCK                           363,280       8,000        SOLE          SOLE        SOLE
Vanguard Int'l Ex-US Equity      COMMON STOCK      922042775            356,875       9,298        SOLE          SOLE        SOLE
Water Resources ETF              COMMON STOCK                           330,793      21,965        SOLE          SOLE        SOLE
Ecolab Inc                       COMMON STOCK                           320,208       7,130        SOLE          SOLE        SOLE
AllianceBernstein Holding LP     COMMON STOCK      18548107             319,899      12,380        SOLE          SOLE        SOLE
Jacobs Engineering Group         COMMON STOCK                           298,261       8,185        SOLE          SOLE        SOLE
J M Smuckers Co New              COMMON STOCK                           281,950       4,682        SOLE          SOLE        SOLE
Sherwin Williams                 COMMON STOCK                           271,086       3,918        SOLE          SOLE        SOLE
Russell Small Cap                COMMON STOCK      464287655            269,334       4,407        SOLE          SOLE        SOLE
Sector Spdr Materials Fd         COMMON STOCK                           253,685       8,942        SOLE          SOLE        SOLE
Pfizer Incorporated              COMMON STOCK      717081103            249,735      17,513        SOLE          SOLE        SOLE
Bard C R Incorporated            COMMON STOCK                           247,321       3,190        SOLE          SOLE        SOLE
Oracle Corp.                     COMMON STOCK      68389X105            237,090      11,048        SOLE          SOLE        SOLE
Archer Daniels Midland           COMMON STOCK                           232,767       9,015        SOLE          SOLE        SOLE
Colgate Palmolive                COMMON STOCK      194162103            228,168       2,897        SOLE          SOLE        SOLE
UnitedHealth Group               COMMON STOCK      910581107            201,782       7,105        SOLE          SOLE        SOLE
Alcoa Inc.                       COMMON STOCK      13817101             126,756      12,600        SOLE          SOLE        SOLE
Keycorp Inc New                  COMMON STOCK                            99,201      12,900        SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd             COMMON STOCK                            52,210     317,000        SOLE          SOLE        SOLE
Galaxy Energy Corp               COMMON STOCK                                16      16,000        SOLE          SOLE        SOLE
Ben Ezra Weinstein New           COMMON STOCK                                15      50,000        SOLE          SOLE        SOLE
Pop N Go Inc                     COMMON STOCK      732816103                 10      12,800        SOLE          SOLE        SOLE
Intl Cavitation Tech             COMMON STOCK                                 0      40,000        SOLE          SOLE        SOLE